Dividends - Summary of Dividends to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends [abstract]
Cash dividends to shareholders	£ 3,467	£ 3,999	£ 3,977
Dividends in specie to shareholders in Haleon plc shares	15,526	0	0
Dividends to shareholders	£ 18,993	£ 3,999	£ 3,977